Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value

The following table presents movement in investment contract liabilities measured at fair value during the year.

For the years ended December 31,	2017	2016
Balance, January 1	$631	$785
New policies	50	53
Changes in market conditions	76	(103)
Redemptions, surrenders and maturities	(72)	(83)
Impact of changes in foreign exchange rates	(46)	(21)
Balance, December 31	$639	$631

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts

Investment contract liabilities measured at amortized cost are shown below. The fair value associated with these contracts is also shown for comparative purposes.

	2017		2016
As at December 31,	Amortized cost	Fair value	Amortized cost	Fair value
U.S. fixed annuity products	$1,282	$1,433	$1,412	$1,516
Canadian fixed annuity products	1,205	1,354	1,232	1,389
Investment contract liabilities	$2,487	$2,787	$2,644	$2,905

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2017	2016
Balance, January 1	$2,644	$2,712
Policy deposits	68	112
Interest	100	100
Withdrawals	(232)	(235)
Fees	(1)	(1)
Other	(1)	1
Impact of changes in foreign exchange rates	(91)	(45)
Balance, December 31	$2,487	$2,644

Summary of Contractual Obligations and Commitments Relating to Investment Contracts

Investment contracts give rise to obligations fixed by agreement. As at December 31, 2017, the Company’s contractual obligations and commitments relating to investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities(1)	$283	$536	$481	$3,944	$5,244

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.